Investments (Tables)	6 Months Ended
Jun. 30, 2019
Investments
Schedule of investments

	At June 30,	At December 31,
	2019	2018
Loan receivable	$33.4	$—
Total investments	$33.4	$—

Equity investments	$191.8	$136.7
Warrants	1.0	0.7
Loan receivable	—	32.3
Total long-term investments	$192.8	$169.7

Schedule of unrealized gains (losses) on available-for-sale investments recognized in other comprehensive income

	For the three months ended		For the six months ended
	June 30,		June 30,
	2019	2018	2019	2018
Change in the fair value of equity investments at FVTOCI	$28.2	$11.9	$54.5	$(17.7)
Deferred tax (expense) recovery in other comprehensive income	(3.4)	(1.5)	(6.8)	2.4
Change in the fair value of equity investments at FVTOCI, net of tax	$24.8	10.4	$47.7	$(15.3)